Expenses by Nature - Amortization and Depreciation (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of attribution of expenses by nature to their function [line items]
Amortization and depreciation	€ 407,864	€ 359,767	€ 321,533
Cost of sales
Disclosure of attribution of expenses by nature to their function [line items]
Amortization and depreciation	275,512	211,676	198,310
Research and development
Disclosure of attribution of expenses by nature to their function [line items]
Amortization and depreciation	44,295	55,311	32,814
Selling, general & administration expenses
Disclosure of attribution of expenses by nature to their function [line items]
Amortization and depreciation	€ 88,057	€ 92,780	€ 90,409